Expense Example {- Fidelity Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund AMCIZ PRO-14 - Fidelity Short Duration High Income Fund	Jun. 29, 2021 USD ($)
Fidelity Advisor Short Duration High Income Fund: Class A
Expense Example:
1 year	$ 498
3 years	731
5 years	989
10 years	1,724
Fidelity Advisor Short Duration High Income Fund: Class M
Expense Example:
1 year	498
3 years	735
5 years	997
10 years	1,744
Fidelity Advisor Short Duration High Income Fund: Class C
Expense Example:
1 year	278
3 years	584
5 years	1,023
10 years	2,038
Fidelity Advisor Short Duration High Income Fund: Class I
Expense Example:
1 year	77
3 years	270
5 years	487
10 years	1,110
Fidelity Advisor Short Duration High Income Fund: Class Z
Expense Example:
1 year	67
3 years	237
5 years	426
10 years	$ 972